Shareholders' Equity (Q2) (Details)		6 Months Ended
	Jan. 04, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preference shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Stock conversion percentage threshold	20.00%	20.00%
Voting rights per share	one vote	one vote
Stock conversion basis at time of business combination percentage	20.00%	20.00%
Stock conversion basis at time of business combination	1	1
Class A Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	479,000,000	479,000,000	479,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in shares)	0	1,409,612	0
Ordinary shares subject to possible redemption (in shares)		14,039,388	0
Ordinary shares, shares issued (in shares)	0	1,409,612	0
Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in shares)	3,737,500	3,737,500	0
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500	0
Sponsor [Member] | Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500
Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Stockholders' Equity [Abstract]
Shares subject to forfeiture (in shares)	487,500